PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment at December 31 consists of the following (in thousands):

	December 31, 2018	December 31, 2017	Estimated Useful Life (in years)

Computer software and equipment	$14,114	$9,154	3 to 5
Office Improvements	989	798	5
Furnitures and fixtures	397	303	7
	15,500	10,255
Less accumulated depreciation	(5,107)	(1,764)
	$10,393	$8,491

Computer software and equipment above includes equipment maintained at locations of agents and used and owned by the Company of approximately $7.2 million and $3.8 million at December 31, 2018 and 2017, respectively. Also, it includes development of internal use software of approximately $1.9 million and $1.3 million at December 31, 2018 and 2017, respectively. Depreciation expense was approximately $3.2 million and $2.1 million for the year ended December 31, 2018 and Successor period from February 1, 2017 through December 31, 2017, respectively, and $0.2 million and $1.6 million for the Predecessor periods from January 1, 2017 through January 31, 2017 and year ended December 31, 2016, respectively.

Repairs and maintenance expenses were approximately $1.4 million and $0.9 million for the year ended December 31, 2018 and Successor period from February 1, 2017 through December 31, 2017, respectively, and approximately $0.1 million and $0.8 million for the Predecessor periods from January 1, 2017 through January 31, 2017 and year ended December 31, 2016, respectively.